7. Related-Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related-Party Transactions Tables
Related-Party Transactions
	September 30	December 31
	2014	2013
Loans due to stockholders	$3,500	$3,500

	December 31	December 31
	2013	2012

Loans due to stockholders	$ 3,500	$ 3,500